Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Vox Royalty Corp.
Entity Central Index Key	0001907909
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	44,758,269
Document Annual Report	true
Entity File Number	000-56292
Entity Incorporation State Country Code	Z4
Entity Address Address Line 1	Suite 5300
Entity Address Address Line 2	66 Wellington Street West
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M5K1E6
City Area Code	345
Auditor Name	Ernst & Young LLP
Auditor Location	Toronto, Canada
Auditor Firm Id	1263
Local Phone Number	815-3939
Security 12b Title	Common Shares, no par value
Trading Symbol	VOXR
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	122 East 42nd Street
Entity Address Address Line 2	18th Floor
Entity Address City Or Town	New York
Entity Address Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.